Goodwill and Purchased Intangible Assets - Amorization Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 85
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	88
2020	69
2021	60
2022	55
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 53